SUBSEQUENT EVENTS	12 Months Ended
Aug. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
i) Edibles and Infusions Corporation Milestone earn-out
On September 8, 2021, the Company issued 1,039,192 Common Shares on EIC's achievement of the first milestone earnout as set out in note 28. The fair value of the Common Shares issued was based on the 5-day volume-weighted average listed share price of the Company of $3.37 per share.